Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000219139
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%	10.20%	15.03%
Without Sales Load [Member] | C000005461
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%	10.36%		10.15%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	18.18%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	15.14%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%		10.53%